Supplement dated October 26, 2015

To the Prospectuses dated May 1, 2015, for

New York Life Insurance and Annuity Corporation

New York Life Variable Universal Life Insurance Policies

Investing in

NYLIAC Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life 2000

NYLIAC Survivorship Variable Universal Life

NYLIAC Variable Universal Life Provider

Flexible Premium Variable Universal Life

New York Life Variable Universal Life Accumulator

New York Life Survivorship Variable Universal Life Accumulator

New York Life Variable Universal Life Accumulator Plus

and

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Corporate Executive Accumulator Variable Universal Life

Corporate Executive Series Variable Universal Life

and

To the Prospectuses dated May 1, 2014, as amended, for

NYLIAC Single Premium Variable Universal Life Insurance

New York Life Legacy Creator Single Premium Variable Universal Life Insurance

This supplement amends the May 1, 2015 and the May 1, 2014 prospectuses (“the Prospectuses”), as amended, for the variable universal life insurance policies referenced above. You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note the change in investment adviser for the following portfolios (collectively, the “Portfolios”):

•	Fidelity® VIP Freedom 2010 Portfolio—Initial Class[1]
•	Fidelity® VIP Freedom 2020 Portfolio—Initial Class
•	Fidelity® VIP Freedom 2030 Portfolio—Initial Class
•	Fidelity® VIP Freedom 2040 Portfolio—Initial Class

Keeping this purpose in mind, please note the following:

As of October 1, 2015, all references in the Prospectuses to Strategic Advisers, Inc. or Strategic Advisers as investment adviser to the Portfolios are hereby deleted and replaced with FMR Co., Inc. or FMRC.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

1 Fidelity® VIP Freedom 2010 Portfolio—Initial Class is only offered through Corporate Executive Accumulator Variable Universal Life and Corporate Executive Series Variable Universal Life.